Goodwill	12 Months Ended
Jun. 30, 2021
Goodwill
Goodwill

17 Goodwill

Cost:	RMB’000
At July 1, 2019 and June 30, 2020	—
Acquisition through business combination (Note 33)	19,640
At June 30, 2021	19,640
Impairment:
At July 1, 2019, June 30, 2020 and June 30, 2021	—
Carrying amount:
At June 30, 2020	—
At June 30, 2021	19,640

Impairment tests for cash-generating unit (CGU) containing goodwill

For the purpose of impairment testing, goodwill has been allocated to the Group’s CGU as follows.

	As at June 30,
	2020	2021
	RMB’000	RMB’000
MINISO SG Pte. Ltd.	—	19,640
Total	—	19,640

The recoverable amount of this CGU was based on its value in use, determined by discounting the future cash flows to be generated from the continuing operation of the CGU. based on value-in-use calculation.

The key assumptions used in the estimation of value in use were as follows.

As at June 30,
2021
Discount rate	11.9%
Terminal value growth rate	1.4%
Revenue growth rate (average of next five years)	21.8%

The discount rate used was pre-tax and reflect specific risks relating to the CGU. Five years of cash flow were included in the discounted cash flow model. Cash flows beyond the five-year period were extrapolated using the terminal growth rate, which did not exceed the long-term average growth rates for the business in which the CGU operates. Revenue growth was based on expectations of future outcomes taking into account of the impact of Covid-19.